LOSS PER SHARE (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EARNINGS PER SHARE
shares issued not vested (in shares)	8,823,529
ExcelFin Public Warrants
EARNINGS PER SHARE
Anti-dilutive securities excluded from computation of diluted net loss per ordinary share (in shares)	11,500,000	11,500,000
Betters Medical NewCo, LLC
EARNINGS PER SHARE
Earnout shares issued to related party (in shares)	1,350,000